New and amended standards and interpretations	12 Months Ended
Dec. 31, 2018
New and amended standards and interpretations
New and amended standards and interpretations

3. New and amended standards and interpretations

New and amended standards and interpretations adopted

The Group has adopted IFRS 9, Financial Instruments (IFRS 9) and IFRS 15, Revenue from Contracts with Customers (IFRS 15) on their effective date of January 1, 2018. The impact of adoption on the Group’s consolidated financial statements is described in detail below.

Other amendments and interpretations effective in 2018 did not have a material impact on the Group’s consolidated financial statements.

The following table shows the adjustments recognized for each individual line item in the consolidated statement of financial position. Line items that were not affected by the changes have not been included, and as a result, the subtotals and totals cannot be calculated from the numbers provided. The adjustments are explained in more detail by standard below.

Consolidated statement of financial position (extract):

EURm	December 31, 2017	IFRS 9	IFRS 15	January 1, 2018
ASSETS
Non-current financial investments	–	679	–	679
Available-for-sale investments	816	(816)	–	–
Deferred tax assets	4 582	9	–	4 591
Other non-current financial assets	215	132	–	347
Non-current assets	21 160	4	–	21 164
Trade receivables	6 880	(46)	(1 728)	5 106
Contract assets	–	–	1 919	1 919
Prepaid expenses and accrued income	1 259	–	(217)	1 042
Other financial assets	302	4	–	306
Current financial investments	–	907	–	907
Available-for-sale investments, liquid assets	911	(911)	–	–
Current assets	19 841	(46)	(26)	19 769
Total assets	41 024	(43)	(26)	40 955
SHAREHOLDERS' EQUITY AND LIABILITIES
Fair value and other reserves	1 094	(252)	–	842
Retained earnings	1 147	214	(16)	1 345
Total equity	16 218	(38)	(16)	16 164
Deferred tax liabilities	413	(5)	(5)	403
Contract liabilities	–	–	1 216	1 216
Deferred revenue and other long-term liabilities	2 986	–	(1 216)	1 770
Non-current liabilities	12 062	(5)	(5)	12 052
Contract liabilities	–	–	2 478	2 478
Accrued expenses, deferred revenue and other liabilities	6 666	–	(2 483)	4 183
Current liabilities	12 744	–	(5)	12 739
Total shareholders' equity and liabilities	41 024	(43)	(26)	40 955

IFRS 9 Financial Instruments

IFRS 9, Financial Instruments, was issued in July 2014 and it replaces IAS 39, Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 addresses the classification and measurement of financial assets and liabilities, introduces a new impairment model and a new hedge accounting model. On adoption, the Group has not restated comparative periods but presents the cumulative effect of adopting IFRS 9 as a transition adjustment to the opening balance of other comprehensive income and retained earnings as of January 1, 2018.

The effect of changes to the Group’s financial statement due to the adoption of IFRS 9 are described below. For IFRS 9 compliant accounting principles for financial instruments, refer to Note 2, Significant accounting policies.

Classification and measurement of financial assets

The Group has classified its financial assets in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income and financial assets measured at fair value through profit and loss. The selection of the appropriate category is based both on the Group’s business model for managing the financial asset and on the contractual cash flows characteristics of the financial asset. The new asset classes replace the following IAS 39 asset classification categories: available-for-sale investments, derivative and other current financial assets, loan receivables, trade receivables, financial assets at fair value through profit or loss.

Non-current Investments: Investments in unlisted private equity shares, technology-related publicly quoted shares and unlisted venture funds are classified as fair value through profit and loss. Under IAS 39 these items were classified as available-for-sale. Fair valuation is recorded in other income and expenses based on the business model assessment performed in conjunction with IFRS 9 transition.

Other non-current financial assets: Restricted bank deposits are classified as amortized cost. Under IAS 39 these items were classified as available-for-sale.

Loan receivables: The Group’s business model for managing loans to customers and suppliers is both to collect contractual cash flows and to sell assets and hence customer finance assets are initially recognized and subsequently re-measured at fair value through other comprehensive income. Under IAS 39 these items were measured at amortized cost less impairment using the effective interest method.

Derivatives: There is no change in the classification or measurement of derivative assets not designated in hedge accounting relationships apart from embedded derivatives: based on IFRS 9, the whole contract is evaluated based on the classification criteria and then classified as its entirety. Based on IAS 39 embedded derivatives were measured at fair value through profit and loss.

Current Investments: Fixed income and money market securities are classified as fair value through other comprehensive income in case the instrument characteristics fulfil the criteria of payments of solely principal and interest and are not part of a structured investment (formerly classified as available-for-sale investments). Other investments are classified at fair value through profit or loss.

Trade receivables: The Group’s business model for managing trade receivables is holding receivables to collect contractual cash flows and selling receivables. Hence, trade receivables are initially recognized at notional amounts and subsequently re-measured at fair value through other comprehensive income. IAS 39 measured these trade receivables at amortized cost.

Classification and measurement of financial liabilities

The Group classifies derivative liabilities at fair value through profit and loss and all other financial liabilities at amortized cost. These category classes replace the IAS 39 classes derivative and other financial liabilities, compound financial instruments, loans payable, and account payable. The implementation of IFRS 9 has not had a material effect on the classification and measurement of financial liabilities.

Impairment

The Group assesses expected credit losses on financial assets on a forward-looking basis whereas the impairment provision under IAS 39 was based on actual credit losses. Expected credit losses are calculated based on credit rating profile and estimated recovery rate as well as any other specific indicators on counterparty creditworthiness. The impairment requirements concern the following financial assets: customer loans and current investments measured at fair value through other comprehensive income, financial assets measured at amortized cost as well as financial guarantee contracts and loan commitments. Based on the Group’s assessment of these financial assets at the reporting date only the expected credit loss for customer loans and loan commitments was not deemed immaterial.

A loss allowance is recognized based on 12-month expected credit losses unless the credit risk for the financial instrument has increased significantly since initial recognition. For trade receivables and contract assets, the Group applies a simplified approach to recognizing a loss allowance based on lifetime expected credit losses.

Hedge accounting

As the Group’s foreign exchange risk management policy and hedge accounting model have been aligned with the requirements of IFRS 9, all hedging relationships qualify for treatment as continuing hedging relationship. The requirement for hedge effectiveness of 80-125 % has been removed from IFRS 9 and the effectiveness of hedging is evaluated based on the economic relationship between the hedging instrument and hedged item. The Group is separating the forward element and the spot element of a foreign exchange forward contract and designates as the hedging instrument only the change in the value of the spot element of the foreign exchange forward contract. The Group also separates the time value of options and the foreign currency basis spread of cross currency swaps. These hedging costs are mainly recognized in other comprehensive income and subsequently accounted for in the same way as the intrinsic value. Under IAS 39 these costs were recognized in profit and loss as they occurred.

The monetary and line-by-line impact of the changes to classification and measurement of financial assets in the consolidated statement of financial position is described in more detail below.

	IAS 39	IFRS 9	December 31, 2017	January 1, 2018	Change in	Change in
EURm	classification	classification	(IAS 39)	(IFRS 9)	classification	measurement
Non-current financial investments(1)
Investments in private equity(2)	Available-for-sale	FVPL	679	679
Restricted bank deposits(3)	Available-for-sale	Amortized cost	137		(137)
Other non-current financial assets
Restricted bank deposits(3)	Available-for-sale	Amortized cost		137	137
Non-current customer financing(4)	Amortized cost	FVOCI	75	70		(5)
Other non-current financial assets	FVPL	FVPL	107	107
Other non-current financial assets	Amortized cost	Amortized cost	33	33
Other current financial assets including derivatives
Derivatives	FVPL	FVPL	196	196
Current portion of customer financing(4)	Amortized cost	FVOCI	84	84
Other current financial assets(3)	Amortized cost	Amortized cost	22	26	4
Trade receivables
Trade receivables(5)	Amortized cost	FVOCI	6 880	6 834		(46)
Current financial investments(1)
Available-for-sale investments, liquid assets(6)	FVOCI	FVPL		84	84
Available-for-sale investments, liquid assets(3)(6)	FVOCI	FVOCI	911	823	(88)
Cash and cash equivalents
Financial investments at fair value through profit and loss	Amortized cost	FVPL	1 962	1 962
Financial investments at amortized cost	Amortized cost	Amortized cost	5 407	5 407

Deferred tax assets and liabilities
Deferred tax assets			4 582	4 591		9
Deferred tax liabilities			413	408	(2)	(3)

Shareholders' equity
Fair value and other reserves(2)(4)(5)(7)(8)			1 094	842	(210)	(42)
Retained earnings(2)(7)(8)			1 147	1 361	212	2

(1)   In 2017, Non-current financial investments were presented as Available-for-sale investments and Current financial investments were presented as Available-for-sale investments, liquid assets under IAS 39.

(2)   Upon initial application of IFRS 9, the accumulated net positive fair value changes for the Group’s investments in venture funds, a gain of EUR 226 million, formerly recorded to other comprehensive income, has been presented as a transition adjustment to opening balance of retained earnings. There was no change in the valuation nor carrying amount of these assets.

(3)   Certain restricted bank deposits classified mainly as non-current available-for-sale investments under IAS 39 are classified as amortized cost. There was no change in the carrying amount of these deposits.

(4)   The initial fair value adjustment for customer finance assets of a loss of EUR 5 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(5)   The initial fair value adjustment for trade receivables of a loss of EUR 46 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(6)   The Group has assessed the investments classified under IAS 39 as current available-for-sale, liquid assets, and has classified certain investment funds to be measured at fair value through profit or loss at the adoption of IFRS 9. The rest of these investments satisfy the conditions for classification at fair value through other comprehensive income.

(7)   The Group has assessed the impact of the new impairment model. As the credit quality of the Group’s fixed income and money market investments is high, there is no significant impact from the new model. There was an impact of EUR 9 million loss to loans extended to the Group’s customers as the new model results in an earlier recognition of credit losses that has been recorded in opening balance of other comprehensive income and retained earnings as a transition adjustment.

(8)   For cash flow hedge accounting, the Group has elected to defer cost of hedging in other comprehensive income until the hedged item impacts profit and loss. As a result, a loss of EUR 10 million for accumulated cost of hedging related to hedges under cash flow hedge accounting at the end of 2017 has been presented in opening balance of other comprehensive income and retained earnings as a transition adjustment. For net investment hedge accounting, The Group has elected to defer cost of hedging in other comprehensive income and amortize it over the duration of the hedge. The initial adjustment related to treatment of cost of net investment hedging was not significant.

The numbers presented in the footnotes above are gross of tax. The tax impact of IFRS 9 transition adjustments has been recorded to deferred tax assets, deferred tax liabilities, fair value and other reserves or retained earnings as applicable.

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted IFRS 15, Revenue from Contracts with Customers. IFRS 15 establishes a five-step model that applies to revenue arising from contracts with customers and replaces IAS 18, Revenue, and IAS 11, Construction contracts. Under IFRS 15, revenue is recognized to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods and services.

The Group adopted the standard by applying the modified retrospective transition method to all contracts that were not completed contracts at the date of adoption and has presented the cumulative effect of adopting IFRS 15 as an adjustment to the opening balance of retained earnings as of January 1, 2018. The IFRS 15 adoption-related adjustments to the year-end 2017 consolidated statement of financial position and the resulting 2018 opening balance sheet are presented above. Adoption of the standard resulted in a post-tax decrease of retained earnings of EUR 16 million in the opening balance sheet of 2018, with offsetting entries in contract assets and contract liabilities.

The main impacts of the adoption of IFRS 15 are summarized below including a significant change in presentation within the consolidated statement of financial position.

Identification of a contract

In accordance with IFRS 15, management concluded that only legally enforceable rights should be considered in evaluating the accounting for contracts with customers. As such, frame agreements are accounted for based on the issuance of subsequent purchase orders under the frame agreements. Previously, a broader contract definition was permitted for accounting purposes.

Software revenue

In accordance with IFRS 15, revenue related to licenses and other software is recognized over time or at the point in time when a performance obligation is satisfied. Previously, certain software revenue arrangements were recorded as revenue over a fixed term subscription period. Upon the adoption of IFRS 15, this change may result in larger fluctuations in revenue between quarters than under the previous standard. In 2018, this change did not have a material impact.

Establishment of contract asset and contract liability balances

Upon adoption of IFRS 15, the Group has established contract asset and contract liability balances for each of its customer contracts in its consolidated statement of financial position, depending on the relationship between the Group’s performance and the customer’s payment for each individual contract. On a net basis, a contract asset position represents where the Group has performed by transferring goods or services to a customer before the customer has paid the consideration or payment is due. Conversely, a contract liability position represents where a customer has paid the consideration or payment is due, but the Group has not yet transferred goods or services to the customer. Upon adoption of the standard, the Group identified discount accruals that do not require the customer to purchase additional goods and services and should thus be presented separately from contract liabilities in the consolidated statement of financial position. Refer to Note 28, Accrued expenses, deferred revenue and other liabilities.

New and amended standards and interpretations issued but not yet effective

The following new and revised standards, amendments and interpretations to existing standards that have been issued by the IASB but are not yet effective are expected to be relevant to the Group’s operations and financial position when adopted.

Other new and revised standards, amendments and interpretations to existing standards issued by the IASB that are not yet effective, except what has been described below, are not expected to have a material impact on the consolidated financial statements of the Group when adopted.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 16 Leases

IFRS 16, Leases, (IFRS 16) was issued in January 2016 and sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for most leases, excluding short-term leases, in the consolidated statement of financial position.

The Group will adopt IFRS 16 on the effective date of January 1, 2019 using the cumulative catch-up transition method. In accordance with the IFRS 16 transition guidance, comparative information will not be restated. On adoption, all right-of-use assets (prior to adjustment for prepaid assets, accrued lease payments and onerous lease contract provisions) will be recorded with an equivalent value recorded for the related lease liabilities. Key judgments and estimates used under IFRS 16 primarily relate to the evaluation of lease terms and the use of discount rates.

In Note 30, Commitments and contingencies, the Group disclosed non-cancellable operating lease commitments of EUR 1 099 million, of which the majority relates to real estate operating lease commitments. As of the date of this 20-F, the impact of the new standard on the Group's financial statements is not reasonably estimable. The Group expects that the lease liability recorded at the date of adoption will differ from non-cancellable lease commitments mainly due to excluding non-cancellable operating lease commitments for onerous lease contracts and for properties not available for use by the Group at the adoption date, the judgments of including lease extension option periods in determining lease term and the impact from discounting future lease payments to present value.

IFRS 16 allows for entities to elect a number of practical expedients to simplify the initial adoption of IFRS 16, as well as the ongoing application of IFRS 16.

The Group will elect to adopt the following practical expedients upon transition:

▪	The Group will apply IFRS 16 to contracts that were previously identified as leases applying IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease;
▪

The Group will adjust the right-of-use assets by the amount of onerous lease contract provisions recognized in the consolidated statement of financial position in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets;

▪	The Group will exclude initial direct costs related to the execution of lease contracts from the measurement of the right-of-use assets; and
▪	The Group will apply hindsight to estimate the lease term for all lease contracts existing on the effective date of January 1, 2019.

The Group will elect to adopt the following practical expedients on an ongoing basis:

▪	The Group will not separate non-lease components from lease components and will instead account for each lease component and associated non-lease component as a single lease component; and
▪

The Group will not recognize any short-term leases on the consolidated statement of financial position where the lease term is 12 months or less at the lease commencement date. Instead, the Group will recognize the lease payments associated with short-term leases as an expense recognized on a basis representative of the pattern of the lease’s benefit.